Portfolio of Investments
Touchstone Balanced Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 63.4%
	Information Technology — 16.4%
11,242	Accenture PLC - Class A	$ 3,105,603
171,966	Apple, Inc.	21,005,647
30,494	International Business Machines Corp.	4,063,630
89,192	Microsoft Corp.	21,028,798
82,126	Oracle Corp.	5,762,781
32,040	salesforce.com, Inc.*	6,788,315
54,741	SS&C Technologies Holdings, Inc.	3,824,754
60,000	Texas Instruments, Inc.	11,339,400
31,190	Visa, Inc. - Class A	6,603,859
18,759	Workday, Inc. - Class A*	4,660,298
		88,183,085
	Communication Services — 10.0%
8,205	Alphabet, Inc. - Class C*	16,973,109
28,740	AT&T, Inc.	869,960
120,000	Comcast Corp. - Class A	6,493,200
58,621	Facebook, Inc. - Class A*	17,265,643
66,476	Fox Corp. - Class A	2,400,448
10,412	Netflix, Inc.*	5,431,524
22,743	Walt Disney Co. (The)*	4,196,539
		53,630,423
	Health Care — 8.5%
5,751	Alcon, Inc. (Switzerland)*	403,605
34,268	AmerisourceBergen Corp.	4,046,023
13,000	Becton Dickinson & Co.	3,160,950
101,090	Bristol-Myers Squibb Co.	6,381,812
10,000	CVS Health Corp.	752,300
43,170	HCA Healthcare, Inc.	8,130,638
55,966	Johnson & Johnson	9,198,012
31,591	Merck & Co., Inc.	2,435,350
10,047	Stryker Corp.	2,447,248
22,363	UnitedHealth Group, Inc.	8,320,601
		45,276,539
	Consumer Discretionary — 7.9%
20,964	Alibaba Group Holding Ltd. (China) ADR*	4,753,168
5,262	Amazon.com, Inc.*	16,281,049
56,001	Hilton Worldwide Holdings, Inc.*	6,771,641
59,307	JD.com, Inc. (China) ADR*	5,001,359
38,065	Starbucks Corp.	4,159,362
137,787	Trip.com Group Ltd. (China) ADR*	5,460,499
		42,427,078
	Financials — 7.5%
20,384	American Express Co.	2,883,113
46,875	Berkshire Hathaway, Inc. - Class B*	11,975,156
10,160	CME Group, Inc.	2,074,977
34,762	Goldman Sachs Group, Inc. (The)	11,367,174
39,000	JPMorgan Chase & Co.	5,936,970
25,618	Signature Bank	5,792,230
		40,029,620
	Industrials — 7.2%
10,646	Boeing Co. (The)*	2,711,749
16,080	Deere & Co.	6,016,171
8,072	FedEx Corp.	2,292,771
14,000	General Dynamics Corp.	2,541,840
26,682	Honeywell International, Inc.	5,791,862
35,488	Hubbell, Inc.	6,632,353
14,919	Parker-Hannifin Corp.	4,705,900
103,849	Raytheon Technologies Corp.	8,024,412
		38,717,058
Shares		Market Value

	Consumer Staples — 2.6%
63,257	Monster Beverage Corp.*	$ 5,762,080
8,485	PepsiCo, Inc.	1,200,203
61,125	Philip Morris International, Inc.	5,424,233
12,856	Procter & Gamble Co. (The)	1,741,088
		14,127,604
	Real Estate — 1.3%
40,029	Jones Lang LaSalle, Inc.*	7,166,792
	Materials — 1.0%
67,991	DuPont de Nemours, Inc.	5,254,344
	Energy — 1.0%
20,000	Chevron Corp.	2,095,800
38,000	Exxon Mobil Corp.	2,121,540
37,700	Schlumberger NV	1,025,063
		5,242,403
	Total Common Stocks	$340,054,946
Principal Amount
	Corporate Bonds — 14.7%
	Financials — 3.2%
$ 599,000	Allstate Corp. (The), 1.450%, 12/15/30	548,126
238,000	American Financial Group, Inc., 5.250%, 4/2/30	281,648
520,000	Ares Capital Corp., 3.250%, 7/15/25	536,094
25,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 4.250%, 4/15/26	26,174
478,000	Bank of America Corp., 3.705%, 4/24/28	522,558
720,000	Bank of America Corp., MTN, 4.000%, 1/22/25	786,651
525,000	Bank of Montreal (Canada), 3.803%, 12/15/32	576,361
586,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	605,437
330,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	380,909
444,000	Citigroup, Inc., 3.200%, 10/21/26	476,887
265,000	Citigroup, Inc., 4.750%, 5/18/46	314,861
246,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	252,765
543,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	530,134
699,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.768%, 2/15/27(A)	675,931
141,000	Credit Acceptance Corp., 6.625%, 3/15/26	148,403
97,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	100,516
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 1.218%, 7/24/23(A)	443,212
428,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	468,283
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	355,396
451,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	497,065
745,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	746,369
556,000	JPMorgan Chase & Co., 2.956%, 5/13/31	565,481
572,000	JPMorgan Chase & Co., 3.509%, 1/23/29	618,180
560,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	604,359
372,000	Mastercard, Inc., 3.300%, 3/26/27	408,694
56,000	MGIC Investment Corp., 5.250%, 8/15/28	58,310
633,000	Morgan Stanley, 3.950%, 4/23/27	700,014
99,000	Navient Corp., 5.500%, 1/25/23	102,713
92,000	Navient Corp., 5.875%, 10/25/24	96,610
100,000	Navient Corp., 7.250%, 9/25/23	108,233
278,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	296,208
404,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	429,265

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.7% (Continued)
	Financials — (Continued)
$ 552,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.761%, 1/15/27(A)	$ 534,750
32,000	OneMain Finance Corp., 4.000%, 9/15/30	31,120
76,000	OneMain Finance Corp., 8.875%, 6/1/25	84,193
13,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	12,431
39,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	40,425
370,000	PNC Bank NA, 2.700%, 11/1/22	382,642
704,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.760%, 6/1/28(A)	678,361
27,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	26,190
127,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	137,062
32,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	30,880
584,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	584,047
980,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.870%, 5/15/27(A)	950,727
380,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	405,790
63,000	Wells Fargo & Co., MTN, 4.100%, 6/3/26	70,004
		17,230,469
	Industrials — 1.6%
89,175	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	89,190
478,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	474,738
104,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	110,370
143,000	Boeing Co. (The), 5.040%, 5/1/27	162,948
191,000	Boeing Co. (The), 5.805%, 5/1/50	240,852
563,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	751,934
84,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	84,853
581,000	Carrier Global Corp., 3.577%, 4/5/50	568,770
188,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	197,400
56,000	Dycom Industries, Inc., 144a, 4.500%, 4/15/29	56,086
113,000	Eagle Materials, Inc., 4.500%, 8/1/26	116,705
377,000	FedEx Corp., 5.100%, 1/15/44	455,194
15,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	15,675
52,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 9.750%, 8/1/27	59,215
64,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	64,080
285,000	General Electric Co., 4.125%, 10/9/42	305,784
63,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	61,110
13,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	15,718
29,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	34,220
545,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	552,926
97,000	Moog, Inc., 144a, 4.250%, 12/15/27	98,940
55,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	56,375
471,000	Norfolk Southern Corp., 4.837%, 10/1/41	571,771
58,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	63,053
66,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	67,897
20,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	19,600
502,000	Roper Technologies, Inc., 2.950%, 9/15/29	522,439
Principal Amount		MarketValue

	Industrials — (Continued)
$ 67,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	$ 68,208
66,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	67,117
32,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	34,400
55,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	52,112
16,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	16,680
16,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	15,800
45,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	47,070
37,000	TransDigm, Inc., 6.375%, 6/15/26	38,249
13,000	TransDigm, Inc., 6.500%, 5/15/25	13,244
104,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	110,230
12,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	13,068
51,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	53,486
27,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	27,810
444,000	Vulcan Materials Co., 4.500%, 4/1/25	496,448
1,003,000	Waste Management, Inc., 2.500%, 11/15/50	863,269
56,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	62,664
40,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	42,852
66,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	69,217
447,000	Xylem, Inc., 1.950%, 1/30/28	445,922
		8,355,689
	Health Care — 1.4%
350,000	AbbVie, Inc., 3.800%, 3/15/25	382,765
491,000	AbbVie, Inc., 4.450%, 5/14/46	564,178
322,000	AbbVie, Inc., 5.000%, 12/15/21	328,405
42,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	43,584
51,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	50,745
431,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	445,825
26,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	26,585
29,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	28,861
118,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	120,974
78,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	82,777
474,000	Becton Dickinson and Co., 4.685%, 12/15/44	563,319
403,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	516,301
19,000	Charles River Laboratories International, Inc., 144a, 3.750%, 3/15/29	19,030
420,000	Cigna Corp., 4.375%, 10/15/28	478,273
466,000	CommonSpirit Health, 4.187%, 10/1/49	501,127
361,000	CVS Health Corp., 4.300%, 3/25/28	409,843
310,000	CVS Health Corp., 5.125%, 7/20/45	378,545
59,000	DaVita, Inc., 144a, 3.750%, 2/15/31	56,534
80,000	DaVita, Inc., 144a, 4.625%, 6/1/30	81,372
537,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	546,250
39,000	Encompass Health Corp., 4.500%, 2/1/28	39,941
229,000	HCA, Inc., 3.500%, 9/1/30	231,644
23,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	25,013
126,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	131,985
17,000	Legacy LifePoint Health LLC, 144a, 6.750%, 4/15/25	18,063
110,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	117,623
75,000	ModivCare, Inc., 144a, 5.875%, 11/15/25	78,937
431,000	Mylan, Inc., 4.550%, 4/15/28	487,568
121,000	Select Medical Corp., 144a, 6.250%, 8/15/26	128,594
96,000	Tenet Healthcare Corp., 5.125%, 5/1/25	97,349
55,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	59,382
83,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	79,369

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.7% (Continued)
	Health Care — (Continued)
$ 552,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	$ 592,811
8,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	8,300
		7,721,872
	Communication Services — 1.4%
215,000	Alphabet, Inc., 1.900%, 8/15/40	185,239
99,000	Altice France SA (France), 144a, 7.375%, 5/1/26	102,960
59,000	AMC Networks, Inc., 4.250%, 2/15/29	57,378
33,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	33,000
97,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	96,825
274,000	AT&T, Inc., 4.500%, 5/15/35	308,749
15,000	Cable One, Inc., 144a, 4.000%, 11/15/30	14,838
50,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	52,063
19,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	19,042
50,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	50,625
11,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	11,211
134,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	138,857
25,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	26,433
196,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	210,210
586,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	761,172
346,000	Comcast Corp., 4.000%, 3/1/48	385,495
412,000	Comcast Corp., 4.150%, 10/15/28	471,370
19,000	CommScope, Inc., 144a, 7.125%, 7/1/28	20,180
360,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	388,308
205,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	201,641
199,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	294,851
92,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	66,218
97,000	Frontier Communications Corp., 144a, 5.000%, 5/1/28	98,697
41,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	43,460
25,000	GCI LLC, 144a, 4.750%, 10/15/28	25,594
50,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	49,210
32,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	31,720
21,000	Lamar Media Corp., 144a, 3.625%, 1/15/31	20,160
38,000	Lamar Media Corp., 4.875%, 1/15/29	39,758
78,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	75,563
44,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	45,283
26,000	Lumen Technologies, Inc., 144a, 4.000%, 2/15/27	26,557
90,000	MDC Partners, Inc., 144a, 7.500%, 5/1/24	90,900
64,000	Meredith Corp., 144a, 6.500%, 7/1/25	68,664
108,000	Netflix, Inc., 4.875%, 4/15/28	122,786
48,000	Netflix, Inc., 144a, 5.375%, 11/15/29	56,762
41,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	41,432
41,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	43,358
220,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	238,425
43,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	42,785
17,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	16,703
146,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	140,525
Principal Amount		MarketValue

	Communication Services — (Continued)
$ 16,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	$ 15,620
144,000	TEGNA, Inc., 5.000%, 9/15/29	149,437
110,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	124,756
62,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	73,470
99,000	T-Mobile USA, Inc., 3.375%, 4/15/29	100,020
598,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	651,659
596,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	524,209
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	154,271
377,000	ViacomCBS, Inc., 4.950%, 5/19/50†	440,651
202,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	198,768
		7,647,868
	Energy — 1.4%
505,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	522,207
23,000	Antero Resources Corp., 5.000%, 3/1/25	23,018
120,000	Apache Corp., 4.875%, 11/15/27	123,000
65,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	70,052
426,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	471,097
36,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	35,883
43,000	California Resources Corp., 144a, 7.125%, 2/1/26	43,762
364,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	460,847
377,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	407,133
688,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	791,850
53,000	Cheniere Energy Partners LP, 144a, 4.000%, 3/1/31	53,927
97,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	100,880
76,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	79,053
35,000	Continental Resources, Inc., 4.375%, 1/15/28	36,962
26,000	Continental Resources, Inc., 4.900%, 6/1/44	26,001
25,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	28,247
92,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	92,000
510,000	Diamondback Energy, Inc., 3.125%, 3/24/31	507,950
150,000	Enable Midstream Partners LP, 4.150%, 9/15/29	155,885
327,000	Energy Transfer Operating LP, 4.950%, 6/15/28	365,739
26,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	25,336
18,000	EQM Midstream Partners LP, 144a, 4.750%, 1/15/31	17,460
37,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	37,463
18,000	Global Partners LP / GLP Finance Corp., 6.875%, 1/15/29	19,319
39,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	39,341
22,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	22,725
59,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	61,802
99,000	Murphy Oil Corp., 6.375%, 12/1/42	90,090
40,000	Murphy Oil USA, Inc., 144a, 3.750%, 2/15/31	39,317
487,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	645,034
221,000	NuStar Logistics LP, 5.625%, 4/28/27	231,187
8,000	Occidental Petroleum Corp., 4.100%, 2/15/47	6,400
80,000	Occidental Petroleum Corp., 4.200%, 3/15/48	64,400
40,000	Occidental Petroleum Corp., 6.125%, 1/1/31	44,168
64,000	Occidental Petroleum Corp., 6.375%, 9/1/28	70,247
70,000	Occidental Petroleum Corp., 6.625%, 9/1/30	78,666
61,000	Occidental Petroleum Corp., 8.500%, 7/15/27	72,285
83,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	83,286
164,000	PDC Energy, Inc., 5.750%, 5/15/26	170,109
73,000	PDC Energy, Inc., 6.125%, 9/15/24	74,907
536,000	Phillips 66 Partners LP, 3.150%, 12/15/29	543,339
202,000	Phillips 66 Partners LP, 3.750%, 3/1/28	216,029
45,273	Ruby Pipeline LLC, 144a, 8.000%, 4/1/22	37,133

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.7% (Continued)
	Energy — (Continued)
$ 46,000	Southwestern Energy Co., 8.375%, 9/15/28	$ 50,485
56,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	58,800
40,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	39,540
118,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	119,770
135,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	140,172
		7,494,303
	Consumer Staples — 1.3%
640,000	7-Eleven, Inc., 144a, 0.950%, 2/10/26	622,520
26,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	24,743
118,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	122,300
154,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	154,000
692,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	819,619
380,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	375,982
151,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	158,550
15,000	Central Garden & Pet Co., 4.125%, 10/15/30	15,150
70,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	71,400
354,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	373,718
87,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	84,607
640,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	703,304
66,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	72,537
123,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	136,130
56,000	Kraft Heinz Foods Co., 4.375%, 6/1/46	58,386
202,000	Kroger Co. (The), 5.000%, 4/15/42	243,279
539,000	Mars, Inc., 144a, 3.875%, 4/1/39	600,591
93,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	93,349
21,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	22,417
42,000	Pilgrim's Pride Corp., 144a, 4.250%, 4/15/31	41,842
42,000	Post Holdings, Inc., 144a, 4.500%, 9/15/31	41,538
59,000	QVC, Inc., 4.375%, 9/1/28	59,468
96,000	QVC, Inc., 4.750%, 2/15/27	99,360
473,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	524,675
78,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	81,705
80,000	Staples, Inc., 144a, 7.500%, 4/15/26	84,400
307,000	Starbucks Corp., 3.350%, 3/12/50	297,886
53,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 4.500%, 3/15/29	53,541
283,000	Sysco Corp., 5.950%, 4/1/30	353,795
274,000	Tyson Foods, Inc., 3.550%, 6/2/27	299,103
68,000	US Foods, Inc., 144a, 6.250%, 4/15/25	72,896
		6,762,791
	Consumer Discretionary — 1.2%
46,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 3.500%, 2/15/29	44,793
83,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	80,095
28,000	Allison Transmission, Inc., 144a, 3.750%, 1/30/31	27,125
25,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	25,750
Principal Amount		MarketValue

	Consumer Discretionary — (Continued)
$ 326,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	$ 339,855
109,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	110,635
129,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	131,902
12,000	Carnival Corp., 144a, 7.625%, 3/1/26	12,892
75,000	Carnival Corp., 144a, 9.875%, 8/1/27	88,304
103,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	106,526
23,000	Dana, Inc., 5.625%, 6/15/28	24,610
46,000	Delta Air Lines, Inc., 3.750%, 10/28/29	44,823
29,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	31,519
50,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	51,225
26,000	Ford Motor Co., 4.750%, 1/15/43	26,192
27,000	Ford Motor Co., 9.000%, 4/22/25	32,700
296,000	Ford Motor Credit Co. LLC, 3.664%, 9/8/24	306,361
200,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	207,500
256,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	270,899
200,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	210,214
202,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	217,384
349,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	413,773
47,000	Goodyear Tire & Rubber Co. (The), 5.250%, 4/30/31	47,000
46,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	45,713
51,000	Hilton Domestic Operating Co., Inc., 144a, 3.625%, 2/15/32	49,501
384,000	Home Depot, Inc. (The), 5.950%, 4/1/41	531,737
598,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	617,521
150,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	158,437
35,000	L Brands, Inc., 5.250%, 2/1/28	37,538
559,000	Lowe's Cos, Inc., 4.500%, 4/15/30	644,380
7,000	Macy's Retail Holdings LLC, 3.625%, 6/1/24†	7,000
87,000	Macy's Retail Holdings LLC, 144a, 5.875%, 4/1/29†	89,215
17,000	Mattel, Inc., 144a, 3.375%, 4/1/26	17,551
54,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	54,000
41,000	Meritor, Inc., 144a, 4.500%, 12/15/28	41,123
40,000	Meritor, Inc., 144a, 6.250%, 6/1/25	42,600
83,000	NESCO Holdings II, Inc., 144a, 5.500%, 4/15/29	85,116
79,000	Quad/Graphics, Inc., 7.000%, 5/1/22†	78,050
20,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27	22,550
41,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	47,816
80,000	Sonic Automotive, Inc., 6.125%, 3/15/27	83,200
64,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	64,000
51,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	56,228
135,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	144,787
19,000	Tri Pointe Homes, Inc., 5.700%, 6/15/28	20,999
35,000	United Rentals North America, Inc., 3.875%, 2/15/31	35,247
25,000	United Rentals North America, Inc., 4.000%, 7/15/30	25,444
25,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	25,258
531,000	Walmart, Inc., 2.850%, 7/8/24	569,773
17,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	17,196
26,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	26,585
		6,490,642
	Utilities — 1.0%
347,000	American Water Capital Corp., 6.593%, 10/15/37	488,727
31,000	Calpine Corp., 144a, 5.000%, 2/1/31	30,219
13,000	Clearway Energy Operating LLC, 144a, 3.750%, 2/15/31	12,468
16,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	16,646

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 14.7% (Continued)
	Utilities — (Continued)
$ 560,000	Cleveland Electric Illuminating Co. (The), 144a, 4.550%, 11/15/30	$ 621,312
319,000	Duke Energy Progress LLC, 4.150%, 12/1/44	359,781
320,000	Edison International, 4.125%, 3/15/28	343,194
522,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	594,366
65,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	68,356
31,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	35,731
99,000	Metropolitan Edison Co., 144a, 4.300%, 1/15/29	109,060
577,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	502,697
468,000	PacifiCorp., 5.750%, 4/1/37	611,130
44,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	44,715
23,000	PG&E Corp., 5.000%, 7/1/28	24,299
15,000	PG&E Corp., 5.250%, 7/1/30	15,923
33,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	33,247
150,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	151,875
373,000	Virginia Electric & Power Co., 3.300%, 12/1/49	369,793
891,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.306%, 5/15/67(A)	813,072
		5,246,611
	Information Technology — 1.0%
899,000	Apple, Inc., 2.750%, 1/13/25	956,384
368,000	Apple, Inc., 4.650%, 2/23/46	456,328
32,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	31,444
52,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	52,273
29,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	31,102
105,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	108,562
122,000	CDK Global, Inc., 4.875%, 6/1/27	127,459
536,000	Fiserv, Inc., 3.500%, 7/1/29	577,769
544,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	607,217
52,000	J2 Global, Inc., 144a, 4.625%, 10/15/30	52,697
58,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	60,719
283,000	Microsoft Corp., 3.500%, 2/12/35	315,861
37,000	NCR Corp., 144a, 5.125%, 4/15/29	37,419
579,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	675,615
68,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	68,340
351,000	Oracle Corp., 2.650%, 7/15/26	368,179
124,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	131,936
400,000	Visa, Inc., 4.150%, 12/14/35	472,477
83,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	86,216
		5,217,997
	Real Estate — 0.9%
315,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	345,182
543,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	591,409
12,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	12,330
74,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	72,983
53,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	59,996
434,000	Equinix, Inc. REIT, 2.900%, 11/18/26	457,502
533,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	518,532
45,000	Howard Hughes Corp. (The), 144a, 4.375%, 2/1/31	44,072
59,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	59,735
82,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	84,608
81,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	86,943
388,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	419,749
112,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	115,640
399,000	Realty Income Corp. REIT, 3.250%, 1/15/31	420,867
Principal Amount		MarketValue

	Real Estate — (Continued)
$ 21,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	$ 21,083
426,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	473,441
59,000	Service Properties Trust REIT, 4.650%, 3/15/24	59,000
198,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	217,818
337,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	374,801
487,000	VEREIT Operating Partnership LP, 4.600%, 2/6/24	532,774
		4,968,465
	Materials — 0.3%
25,000	Arconic Corp., 144a, 6.125%, 2/15/28	26,705
10,000	Arconic Corp., 144a, 6.000%, 5/15/25	10,778
337,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	383,337
4,000	Commercial Metals Co., 3.875%, 2/15/31	3,926
46,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	46,403
177,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	188,080
32,000	Hudbay Minerals, Inc. (Peru), 144a, 4.500%, 4/1/26	33,258
24,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	25,620
24,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	24,565
41,000	Mercer International, Inc. (Germany), 144a, 5.125%, 2/1/29	42,476
32,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	35,376
17,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	17,531
5,000	Novelis Corp., 144a, 4.750%, 1/30/30	5,151
85,000	Novelis Corp., 144a, 5.875%, 9/30/26	88,978
51,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	52,167
536,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	624,424
23,000	Tronox, Inc., 144a, 4.625%, 3/15/29	23,029
15,000	WR Grace & Co., 144a, 4.875%, 6/15/27	15,528
		1,647,332
	Total Corporate Bonds	$78,784,039
	U.S. Treasury Obligations — 10.6%
2,860,000	U.S. Treasury Bond, 1.375%, 11/15/40	2,426,084
9,765,000	U.S. Treasury Bond, 1.875%, 2/15/41	9,069,244
12,480,000	U.S. Treasury Note, 0.125%, 2/28/23	12,472,200
3,565,000	U.S. Treasury Note, 0.250%, 10/31/25	3,469,748
11,170,000	U.S. Treasury Note, 0.375%, 3/31/22	11,202,288
5,566,000	U.S. Treasury Note, 0.625%, 5/15/30	5,061,364
8,790,000	U.S. Treasury Note, 1.500%, 9/30/21	8,852,835
1,225,000	U.S. Treasury Note, 1.500%, 10/31/24	1,266,439
2,820,000	U.S. Treasury Note, 1.500%, 11/30/24	2,914,845
	Total U.S. Treasury Obligations	$56,735,047
	U.S. Government Mortgage-Backed Obligations — 2.9%
2,206	FHLMC, Pool #G08062, 5.000%, 6/1/35	2,568
256,371	FHLMC, Pool #G08637, 4.000%, 4/1/45	281,883
2,505	FHLMC, Pool #P00020, 6.500%, 10/1/22	2,513
1,314,957	FHLMC, Pool #Q02664, 4.500%, 8/1/41	1,475,268
2,158,013	FHLMC, Pool #Q29056, 4.000%, 10/1/44	2,389,055
1,050,075	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,162,318
29	FNMA, Pool #687301, 6.000%, 11/1/32	32
458	FNMA, Pool #690305, 5.500%, 3/1/33	511
432,529	FNMA, Pool #725423, 5.500%, 5/1/34	504,506
390,187	FNMA, Pool #725610, 5.500%, 7/1/34	456,250
59,069	FNMA, Pool #748895, 6.000%, 12/1/33	63,208
176,314	FNMA, Pool #AD9193, 5.000%, 9/1/40	202,784
491,065	FNMA, Pool #AH8925, 4.500%, 3/1/41	553,489
255,398	FNMA, Pool #AL5718, 3.500%, 9/1/44	276,304
424,041	FNMA, Pool #AR9195, 3.000%, 3/1/43	450,875

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 2.9% (Continued)
$ 978,733	FNMA, Pool #BC1809, 3.500%, 5/1/46	$ 1,047,813
790,740	FNMA, Pool #FM4996, 2.000%, 12/1/50	790,409
1,102,375	FNMA, Pool #FM5166, 3.000%, 12/1/50	1,155,557
1,075,503	FNMA, Pool #FM5279, 3.500%, 11/1/50	1,135,240
751,409	FNMA, Pool #FM5468, 2.500%, 1/1/36	789,281
766,986	FNMA, Pool #FM5682, 2.500%, 1/1/51	788,274
1,108,460	FNMA, Pool #MA4166, 3.000%, 10/1/40	1,160,475
690,625	GNMA, Pool #5175, 4.500%, 9/20/41	774,446
	Total U.S. Government Mortgage-Backed Obligations	$15,463,059
	Asset-Backed Securities — 2.8%
379,306	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	406,298
450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.362%, 10/22/30(A)	450,018
250,000	Apidos CLO XXIII (Cayman Islands), Ser 2015-23A, Class AR, 144a, (3M LIBOR +1.220%), 1.461%, 4/15/33(A)	250,864
575,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.241%, 1/15/33(A)	577,131
357,892	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	360,486
465,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.574%, 10/21/31(A)	466,258
192,060	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	192,365
857,500	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	903,419
572,775	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	586,200
183,341	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	184,445
182,513	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	183,308
694,750	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	712,543
378,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	399,607
850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.824%, 10/21/30(A)	850,076
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 1.874%, 4/20/31(A)	465,000
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2AR, 144a, (3M LIBOR +1.200%), 4/20/32(A)	465,049
850,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	852,567
525,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.791%, 10/15/32(A)	526,057
575,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.094%, 11/15/32(A)	576,194
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-2A, Class A2, 144a, (3M LIBOR +1.250%), 5/20/29(A)	1,000,104
Principal Amount		MarketValue
	Asset-Backed Securities — 2.8% (Continued)
$ 915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.080%), 1.186%, 7/15/38(A)	$ 914,430
459,538	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	458,496
1,000,000	TICP CLO I Ltd. (Cayman Islands), Ser 2015-1A, Class BR, 144a, (3M LIBOR +1.300%), 1.524%, 7/20/27(A)	997,094
537,406	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.735%, 3/25/58(A)(B)	569,333
465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.494%, 7/20/32(A)	465,170
1,306,125	Wendy's Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,342,579
	Total Asset-Backed Securities	$15,155,091
	Non-Agency Collateralized Mortgage Obligations — 1.3%
276,145	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.607%, 7/25/43(A)(B)	281,016
617,080	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.553%, 6/25/45(A)(B)	635,198
623,645	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.704%, 10/25/45(A)(B)	650,171
496,461	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(B)	506,291
555,968	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.926%, 1/25/45(A)(B)	577,020
605,718	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.815%, 12/25/44(A)(B)	614,804
536,686	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	570,954
724,665	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.509%, 1/25/47(A)(B)	745,582
313,891	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	318,078
919,952	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.817%, 8/25/48(A)(B)	979,165
834,664	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.817%, 8/25/48(A)(B)	888,388
	Total Non-Agency Collateralized Mortgage Obligations	$6,766,667
Shares
Exchange-Traded Fund — 1.2%
62,002	iShares JP Morgan USD Emerging Markets Bond ETF	6,750,778
Principal Amount
	Commercial Mortgage-Backed Securities — 1.1%
$ 825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	917,066
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.356%, 7/15/35(A)	914,433
900,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 2.056%, 2/15/29(A)	899,999
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	728,374
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	499,582
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	924,038
980,167	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	984,172
	Total Commercial Mortgage-Backed Securities	$5,867,664

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 0.4%
$ 320,000	Colombia Government International Bond, 5.000%, 6/15/45	$ 340,208
312,000	Mexico Government International Bond, 3.771%, 5/24/61	274,585
798,000	Peruvian Government International Bond, 2.780%, 12/1/60	656,363
741,000	Province of British Columbia Canada, 1.300%, 1/29/31	696,536
	Total Sovereign Government Obligations	$1,967,692
	Agency Collateralized Mortgage Obligations — 0.2%
739,967	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	811,372
368,923	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	409,739
5,468,561	GNMA, Ser 2012-147, Class IO, 0.579%, 4/16/54(A)(B)(C)	112,903
	Total Agency Collateralized Mortgage Obligations	$1,334,014
Shares
	Short-Term Investment Funds — 1.9%
9,392,251	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	9,392,251
556,514	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	556,514
	Total Short-Term Investment Funds	$9,948,765
	Total Investment Securities—100.5% (Cost $359,808,251)	$538,827,762
	Liabilities in Excess of Other Assets — (0.5%)	(2,440,091)
	Net Assets — 100.0%	$536,387,671
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2021.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $533,262.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $48,095,743 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$340,054,946	$—	$—	$340,054,946
Corporate Bonds	—	78,784,039	—	78,784,039
U.S. Treasury Obligations	—	56,735,047	—	56,735,047
U.S. Government Mortgage-Backed Obligations	—	15,463,059	—	15,463,059
Asset-Backed Securities	—	15,155,091	—	15,155,091
Non-Agency Collateralized Mortgage Obligations	—	6,766,667	—	6,766,667
Exchange-Traded Fund	6,750,778	—	—	6,750,778
Commercial Mortgage-Backed Securities	—	5,867,664	—	5,867,664
Sovereign Government Obligations	—	1,967,692	—	1,967,692
Agency Collateralized Mortgage Obligations	—	1,334,014	—	1,334,014
Short-Term Investment Funds	9,948,765	—	—	9,948,765
Other Financial Instruments*
Futures
Interest rate contracts	19,647	—	—	19,647
Total Assets	$356,774,136	$182,073,273	$—	$538,847,409
Liabilities:
Other Financial Instruments*
Futures
Interest rate contracts	$(25,380)	$—	$—	$(25,380)
Total	$356,748,756	$182,073,273	$—	$538,822,029
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on futures contracts.
Futures Contracts
At March 31, 2021, $63,272 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2021:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Futures:
Ultra Long U.S. Treasury Bond Futures	6/21/2021	14	$2,556,710	$19,647
Long Futures:
5-Year U.S. Treasury Note Futures	6/30/2021	87	10,761,045	(25,380)
				$(5,733)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.1%
	United Kingdom — 16.1%
	Consumer Discretionary — 2.5%
147,100	Compass Group PLC*	$ 2,971,976
	Consumer Staples — 1.9%
24,600	Reckitt Benckiser Group PLC	2,201,955
	Health Care — 3.5%
1,513,800	ConvaTec Group PLC, 144a	4,092,460
	Industrials — 2.0%
75,800	Bunzl PLC	2,426,171
	Information Technology — 2.6%
67,300	Spectris PLC	3,087,065
	Real Estate — 3.6%
1,750,000	Foxtons Group PLC*	1,534,382
170,000	Savills PLC*	2,677,055
	Total United Kingdom	18,991,064
	Switzerland — 14.4%
	Consumer Staples — 2.9%
30,300	Nestle SA	3,377,735
	Health Care — 5.8%
32,200	Novartis AG	2,752,479
19,900	Alcon, Inc.*	1,396,490
8,500	Roche Holding AG	2,753,519
	Industrials — 2.9%
50,200	Adecco Group AG	3,386,085
	Materials — 2.8%
56,900	LafargeHolcim Ltd.	3,346,003
	Total Switzerland	17,012,311
	France — 13.9%
	Communication Services — 3.4%
161,100	JCDecaux SA*	4,061,285
	Consumer Discretionary — 7.8%
77,300	Accor SA*	2,912,345
22,000	Cie Generale des Etablissements Michelin SCA	3,294,946
4,500	LVMH Moet Hennessy Louis Vuitton SE	3,005,782
	Energy — 2.7%
67,800	TOTAL SE*	3,160,821
	Total France	16,435,179
	Germany — 11.4%
	Health Care — 4.1%
109,100	Fresenius SE & Co. KGaA	4,861,539
	Industrials — 5.3%
31,800	Brenntag AG	2,716,639
75,800	Norma Group SE*	3,600,072
	Information Technology — 2.0%
18,800	SAP SE	2,305,946
	Total Germany	13,484,196
	Japan — 6.8%
	Communication Services — 2.2%
99,600	Nippon Telegraph & Telephone Corp.	2,569,871
	Consumer Discretionary — 2.3%
139,000	USS Co. Ltd.	2,726,254
	Industrials — 2.3%
11,300	FANUC Corp.	2,716,601
	Total Japan	8,012,726
Shares		Market Value

	Canada — 4.5%
	Materials — 4.5%
20,000	Barrick Gold Corp.	$ 396,000
130,000	Barrick Gold Corp.	2,578,897
220,000	Pretium Resources, Inc.*	2,281,400
	Total Canada	5,256,297
	Brazil — 4.3%
	Consumer Staples — 2.7%
1,150,000	Ambev SA ADR	3,151,000
	Industrials — 1.6%
905,000	Boa Vista Servicos SA	1,869,924
	Total Brazil	5,020,924
	China — 3.8%
	Communication Services — 1.9%
27,300	Tencent Holdings Ltd.	2,178,746
	Consumer Discretionary — 1.9%
10,000	Alibaba Group Holding Ltd. ADR*	2,267,300
	Total China	4,446,046
	South Korea — 3.4%
	Information Technology — 3.4%
55,900	Samsung Electronics Co. Ltd.	4,044,064
	India — 3.4%
	Consumer Discretionary — 0.6%
1,980,000	PC Jeweller Ltd.*	736,059
	Financials — 2.8%
720,600	Indian Energy Exchange Ltd., 144a*	3,289,940
	Total India	4,025,999
	Hong Kong — 2.7%
	Consumer Discretionary — 2.7%
350,000	Galaxy Entertainment Group Ltd.*	3,164,118
	Greece — 2.5%
	Consumer Discretionary — 2.5%
222,700	OPAP SA	3,008,638
	Mexico — 2.4%
	Consumer Staples — 2.4%
241,700	Gruma SAB de CV - Class B	2,861,685
	Spain — 2.4%
	Industrials — 2.4%
42,600	Befesa SA, 144a	2,854,472
	Norway — 2.1%
	Energy — 2.1%
156,300	TGS NOPEC Geophysical Co. ASA	2,484,336
	United States — 2.0%
	Health Care — 2.0%
20,000	Medtronic PLC	2,362,600
	Tanzania — 1.0%
	Communication Services — 1.0%
500,000	Helios Towers PLC*	1,164,917
	Total Common Stocks	$114,629,572

Touchstone International Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 2.6%
3,087,307	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	$ 3,087,306
	Total Investment Securities — 99.7% (Cost $93,797,886)	$117,716,878
	Other Assets in Excess of Liabilities — 0.3%	386,172
	Net Assets — 100.0%	$118,103,050
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $10,236,872 or 8.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$5,626,842	$13,364,222	$—	$18,991,064
Switzerland	—	17,012,311	—	17,012,311
France	—	16,435,179	—	16,435,179
Germany	3,600,072	9,884,124	—	13,484,196
Japan	—	8,012,726	—	8,012,726
Canada	5,256,297	—	—	5,256,297
Brazil	5,020,924	—	—	5,020,924
China	2,267,300	2,178,746	—	4,446,046
South Korea	—	4,044,064	—	4,044,064
India	—	4,025,999	—	4,025,999
Hong Kong	—	3,164,118	—	3,164,118
Greece	—	3,008,638	—	3,008,638
Mexico	2,861,685	—	—	2,861,685
Spain	—	2,854,472	—	2,854,472
Norway	—	2,484,336	—	2,484,336
United States	2,362,600	—	—	2,362,600
Tanzania	1,164,917	—	—	1,164,917
Short-Term Investment Fund	3,087,306	—	—	3,087,306
Total	$31,247,943	$86,468,935	$—	$117,716,878
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Growth Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	China — 33.8%
	Communication Services — 9.3%
23,035	Autohome, Inc. ADR	$ 2,148,474
89,225	Tencent Holdings Ltd.	7,120,829
	Consumer Discretionary — 20.9%
32,945	Alibaba Group Holding Ltd. ADR*	7,469,620
128,000	ANTA Sports Products Ltd.	2,099,440
67,785	JD.com, Inc. ADR*	5,716,309
316,500	New Oriental Education & Technology Group, Inc. ADR*	4,431,000
471,200	Tongcheng-Elong Holdings Ltd.*	1,066,467
	Financials — 3.6%
99,160	Lufax Holding Ltd. ADR*	1,439,803
174,500	Ping An Insurance Group Co. of China Ltd.	2,087,257
	Total China	33,579,199
	Switzerland — 9.7%
	Consumer Staples — 1.2%
36,450	Coca-Cola HBC AG	1,158,539
	Financials — 2.1%
1,620	Partners Group Holding AG	2,070,240
	Health Care — 6.4%
26,726	Alcon, Inc.*	1,875,507
7,770	Sonova Holding AG*	2,059,634
1,950	Straumann Holding AG	2,434,612
	Total Switzerland	9,598,532
	France — 7.7%
	Consumer Discretionary — 1.3%
1,796	Kering SA	1,239,344
	Industrials — 2.7%
19,905	Safran SA*	2,707,628
	Information Technology — 3.7%
21,690	Capgemini SE	3,687,884
	Total France	7,634,856
	United Kingdom — 6.1%
	Health Care — 2.6%
25,720	AstraZeneca PLC	2,567,077
	Information Technology — 2.4%
27,995	Endava PLC ADR*	2,370,897
	Materials — 1.1%
4,080	Linde PLC	1,142,971
	Total United Kingdom	6,080,945
	Canada — 5.7%
	Consumer Discretionary — 2.9%
65,560	Dollarama, Inc.	2,896,388
	Industrials — 2.8%
7,230	Canadian Pacific Railway Ltd.†	2,742,267
	Total Canada	5,638,655
	United States — 5.3%
	Communication Services — 3.6%
870	Alphabet, Inc. - Class A*	1,794,392
6,075	Facebook, Inc. - Class A*	1,789,270
	Information Technology — 1.7%
7,005	Microsoft Corp.	1,651,569
	Total United States	5,235,231
Shares		Market Value

	Japan — 4.7%
	Communication Services — 1.9%
68,100	Kakaku.com, Inc.	$ 1,864,061
	Industrials — 2.8%
56,700	Recruit Holdings Co. Ltd.	2,784,322
	Total Japan	4,648,383
	Sweden — 4.4%
	Consumer Discretionary — 4.4%
29,460	Evolution Gaming Group AB, 144a	4,338,428
	India — 4.1%
	Financials — 4.1%
35,490	HDFC Bank Ltd. ADR*	2,757,218
85,410	ICICI Bank Ltd. ADR*	1,369,122
	Total India	4,126,340
	Germany — 3.4%
	Communication Services — 2.1%
26,004	Stroeer SE & Co. KGaA	2,118,745
	Consumer Discretionary — 1.3%
4,013	adidas AG*	1,253,625
	Total Germany	3,372,370
	Israel — 2.9%
	Information Technology — 2.9%
13,320	Nice Ltd. ADR*	2,903,360
	Italy — 2.8%
	Information Technology — 2.8%
157,415	Nexi SpA, 144a*	2,746,459
	Hong Kong — 2.1%
	Consumer Discretionary — 2.1%
230,000	Galaxy Entertainment Group Ltd.*	2,079,278
	Spain — 2.0%
	Health Care — 2.0%
74,789	Grifols SA	1,957,369
	Singapore — 1.7%
	Financials — 1.7%
77,500	DBS Group Holdings Ltd.	1,661,708
	Denmark — 1.3%
	Information Technology — 1.3%
13,783	Netcompany Group A/S, 144a	1,312,782
	Thailand — 1.1%
	Consumer Staples — 1.1%
2,002,000	Thai Beverage PCL	1,103,891
	Total Common Stocks	$98,017,786

Touchstone International Growth Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 3.8%
1,151,910	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	$ 1,151,910
2,640,750	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	2,640,750
	Total Short-Term Investment Funds	$3,792,660
	Total Investment Securities — 102.6% (Cost $81,911,113)	$101,810,446
	Liabilities in Excess of Other Assets — (2.6)%	(2,603,222)
	Net Assets — 100.0%	$99,207,224
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $2,655,030.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, these securities were valued at $8,397,669 or 8.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$21,205,206	$12,373,993	$—	$33,579,199
Switzerland	—	9,598,532	—	9,598,532
France	—	7,634,856	—	7,634,856
United Kingdom	3,513,868	2,567,077	—	6,080,945
Canada	5,638,655	—	—	5,638,655
United States	5,235,231	—	—	5,235,231
Japan	—	4,648,383	—	4,648,383
Sweden	—	4,338,428	—	4,338,428
India	4,126,340	—	—	4,126,340
Germany	—	3,372,370	—	3,372,370
Israel	2,903,360	—	—	2,903,360
Italy	—	2,746,459	—	2,746,459
Hong Kong	—	2,079,278	—	2,079,278
Spain	—	1,957,369	—	1,957,369
Singapore	—	1,661,708	—	1,661,708
Denmark	—	1,312,782	—	1,312,782
Thailand	—	1,103,891	—	1,103,891
Short-Term Investment Funds	3,792,660	—	—	3,792,660
Total	$46,415,320	$55,395,126	$—	$101,810,446
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Focused Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.6%
	Information Technology — 25.1%
987,979	Apple, Inc.	$ 120,681,635
211,430	International Business Machines Corp.	28,175,162
641,666	Microsoft Corp.	151,285,593
664,482	Oracle Corp.	46,626,702
274,848	salesforce.com, Inc.*	58,232,045
350,262	SS&C Technologies Holdings, Inc.	24,472,806
213,715	Texas Instruments, Inc.	40,389,998
168,956	Visa, Inc. - Class A	35,773,054
127,620	Workday, Inc. - Class A*	31,704,636
		537,341,631
	Communication Services — 18.8%
63,799	Alphabet, Inc. - Class C*	131,976,525
716,294	AT&T, Inc.	21,682,219
910,052	Comcast Corp. - Class A	49,242,914
395,670	Facebook, Inc. - Class A*	116,536,685
543,444	Fox Corp. - Class A	19,623,763
71,172	Netflix, Inc.*	37,127,586
141,929	Walt Disney Co. (The)*	26,188,739
		402,378,431
	Consumer Discretionary — 12.7%
136,951	Alibaba Group Holding Ltd. (China) ADR*	31,050,900
34,087	Amazon.com, Inc.*	105,467,905
357,399	Hilton Worldwide Holdings, Inc.	43,216,687
367,557	JD.com, Inc. (China) ADR*	30,996,082
240,206	Starbucks Corp.	26,247,309
898,901	Trip.com Group Ltd. (China) ADR*	35,623,447
		272,602,330
	Financials — 12.0%
1,369,882	Bank of America Corp.	53,000,735
323,366	Berkshire Hathaway, Inc. - Class B*	82,610,312
224,497	Goldman Sachs Group, Inc. (The)	73,410,519
209,431	Signature Bank	47,352,349
		256,373,915
	Health Care — 11.2%
219,046	AmerisourceBergen Corp.	25,862,761
642,534	Bristol-Myers Squibb Co.	40,563,171
284,637	HCA Healthcare, Inc.	53,608,533
368,593	Johnson & Johnson	60,578,260
64,927	Merck & Co., Inc.	5,005,222
144,468	UnitedHealth Group, Inc.	53,752,209
		239,370,156
	Industrials — 8.7%
106,136	Deere & Co.	39,709,723
69,404	FedEx Corp.	19,713,512
223,892	Hubbell, Inc.	41,843,176
104,544	Parker-Hannifin Corp.	32,976,314
682,545	Raytheon Technologies Corp.	52,740,252
		186,982,977
Shares		Market Value

	Consumer Staples — 3.6%
445,710	Monster Beverage Corp.*	$ 40,599,724
414,709	Philip Morris International, Inc.	36,801,276
		77,401,000
	Real Estate — 2.3%
277,122	Jones Lang LaSalle, Inc.*	49,615,923
	Energy — 1.7%
455,000	Exxon Mobil Corp.	25,402,650
403,289	Schlumberger NV	10,965,428
		36,368,078
	Materials — 1.5%
429,260	DuPont de Nemours, Inc.	33,173,213
	Total Common Stocks	$2,091,607,654
	Exchange-Traded Fund — 0.7%
35,666	SPDR S&P 500 ETF Trust	14,135,506
	Short-Term Investment Fund — 1.7%
37,156,135	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	37,156,135
	Total Investment Securities—100.0% (Cost $1,120,525,061)	$2,142,899,295
	Other Assets in Excess of Liabilities — 0.0%	181,760
	Net Assets — 100.0%	$2,143,081,055
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
S&P – Standards & Poor's
SPDR – Standard & Poor's Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,091,607,654	$—	$—	$2,091,607,654
Exchange-Traded Fund	14,135,506	—	—	14,135,506
Short-Term Investment Fund	37,156,135	—	—	37,156,135
Total	$2,142,899,295	$—	$—	$2,142,899,295
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Cap Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 99.2%
	Information Technology — 18.4%
151,529	Apple, Inc.	$ 18,509,267
169,623	Cisco Systems, Inc.	8,771,205
67,860	Citrix Systems, Inc.	9,524,830
77,841	Texas Instruments, Inc.	14,711,171
64,110	Visa, Inc. - Class A	13,574,010
		65,090,483
	Financials — 16.5%
90,178	Berkshire Hathaway, Inc. - Class B*	23,037,774
12,892	BlackRock, Inc.	9,720,052
249,083	Charles Schwab Corp. (The)	16,235,230
98,139	Progressive Corp. (The)	9,383,070
		58,376,126
	Consumer Discretionary — 13.2%
111,786	CarMax, Inc.*	14,829,531
43,201	Home Depot, Inc. (The)	13,187,105
37,025	Lowe's Cos., Inc.	7,041,415
23,029	O'Reilly Automotive, Inc.*	11,681,460
		46,739,511
	Communication Services — 10.9%
8,755	Alphabet, Inc. - Class C*	18,110,856
37,025	Facebook, Inc. - Class A*	10,904,973
163,377	Verizon Communications, Inc.	9,500,372
		38,516,201
	Consumer Staples — 10.8%
326,322	Altria Group, Inc.	16,694,634
120,349	Church & Dwight Co., Inc.	10,512,485
96,940	Nestle SA (Switzerland) ADR	10,809,779
		38,016,898
	Industrials — 10.1%
51,314	FedEx Corp.	14,575,229
51,300	Norfolk Southern Corp.	13,775,076
30,320	Old Dominion Freight Line, Inc.	7,289,231
		35,639,536
	Materials — 9.3%
37,402	Air Products & Chemicals, Inc.	10,522,679
37,583	Martin Marietta Materials, Inc.	12,621,123
26,069	NewMarket Corp.	9,910,391
		33,054,193
Shares		Market Value

	Health Care — 6.2%
86,958	Bristol-Myers Squibb Co.	$ 5,489,658
59,817	Johnson & Johnson	9,830,924
183,785	Pfizer, Inc.	6,658,531
		21,979,113
	Real Estate — 3.8%
396,147	STORE Capital Corp. REIT	13,270,924
	Total Common Stocks	$350,682,985
	Short-Term Investment Fund — 0.8%
2,690,840	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,690,840
	Total Investment Securities—100.0% (Cost $226,280,374)	$353,373,825
	Other Assets in Excess of Liabilities — 0.0%	45,720
	Net Assets — 100.0%	$353,419,545
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$350,682,985	$—	$—	$350,682,985
Short-Term Investment Fund	2,690,840	—	—	2,690,840
Total	$353,373,825	$—	$—	$353,373,825
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Large Company Growth Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Information Technology — 47.6%
39,700	Adobe, Inc.*	$ 18,872,189
34,430	Automatic Data Processing, Inc.	6,489,022
22,925	EPAM Systems, Inc.*	9,094,118
34,900	Fortinet, Inc.*	6,436,258
29,400	Global Payments, Inc.	5,926,452
26,500	Intuit, Inc.	10,151,090
19,700	Mastercard, Inc. - Class A	7,014,185
111,650	Microsoft Corp.	26,323,721
6,600	NVIDIA Corp.	3,523,938
78,350	PayPal Holdings, Inc.*	19,026,514
48,445	Visa, Inc. - Class A	10,257,260
		123,114,747
	Communication Services — 21.2%
11,960	Alphabet, Inc. - Class A*	24,667,739
42,475	Facebook, Inc. - Class A*	12,510,162
891,075	Sirius XM Holdings, Inc.†	5,426,647
153,000	Tencent Holdings Ltd. (China) ADR	12,209,400
		54,813,948
	Consumer Discretionary — 18.6%
72,675	Alibaba Group Holding Ltd. (China) ADR*	16,477,602
6,025	Amazon.com, Inc.*	18,641,832
18,250	Burlington Stores, Inc.*	5,453,100
89,475	JD.com, Inc. (China) ADR*	7,545,427
		48,117,961
	Health Care — 7.0%
101,575	Boston Scientific Corp.*	3,925,874
44,275	Neurocrine Biosciences, Inc.*	4,305,744
15,325	UnitedHealth Group, Inc.	5,701,972
27,500	Zoetis, Inc.	4,330,700
		18,264,290
	Financials — 2.2%
24,400	Aon PLC - Class A	5,614,684
	Consumer Staples — 1.9%
54,400	Monster Beverage Corp.*	4,955,296
	Total Common Stocks	$254,880,926
Shares		Market Value
	Short-Term Investment Funds — 6.9%
3,197,627	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 3,197,627
14,619,365	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	14,619,365
	Total Short-Term Investment Funds	$17,816,992
	Total Investment Securities—105.4% (Cost $137,436,825)	$272,697,918
	Liabilities in Excess of Other Assets — (5.4%)	(14,068,536)
	Net Assets — 100.0%	$258,629,382
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2021 was $3,097,983.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$254,880,926	$—	$—	$254,880,926
Short-Term Investment Funds	17,816,992	—	—	17,816,992
Total	$272,697,918	$—	$—	$272,697,918
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ohio Tax-Free Bond Fund – March 31, 2021 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 58.3%
$ 315,000	Akron, OH, Income Tax Rev., 4.000%, 12/01/41	$ 349,025
1,000,000	Allen County, OH, Hospital Fac. Rev. Ser I, 4.000%, 12/01/40	1,159,107
500,000	Butler County, OH, 5.250%, 04/01/31	500,000
1,000,000	Butler County, OH Ser X, 5.000%, 05/15/30	1,312,786
1,085,000	Cincinnati, OH Ser B, 5.000%, 11/01/35	1,278,348
200,000	Clermont County Port Auth. Ser W, 5.000%, 12/01/35	232,724
500,000	Cleveland, OH, Airport System Rev. Ser B, 5.000%, 01/01/37	601,122
750,000	Cleveland, OH, Income Tax Rev. Ser B, 5.000%, 10/01/29	882,286
340,000	Confluence Community Auth., 4.000%, 05/01/39	385,605
1,000,000	Cuyahoga County, OH COP, 5.000%, 12/01/32	1,100,796
200,000	Dayton, OH, Water System Rev., 4.000%, 12/01/30	228,405
550,000	Franklin County, OH, 4.000%, 11/01/36	624,016
970,000	Franklin County, OH, Sales Tax Rev., 4.000%, 06/01/33	1,142,854
1,000,000	Green, OH, 4.000%, 12/01/30	1,047,765
500,000	Hamilton County, OH, 5.000%, 02/01/30	551,838
1,080,000	Hamilton County, OH, 5.000%, 05/15/33	1,212,049
625,000	Hamilton County, OH, 5.000%, 05/15/34	701,417
500,000	Hamilton County, OH, 5.000%, 08/15/40	625,983
245,000	Hamilton County, OH, 5.000%, 09/15/40	304,380
1,000,000	Hamilton County, OH EDR, 5.000%, 06/01/33	1,156,548
570,000	Miami University, 5.000%, 09/01/35	675,078
750,000	Middleburg Heights, OH, 5.125%, 08/01/31	762,162
500,000	New Albany Community Auth. Ser C, 5.000%, 10/01/24	534,497
100,000	Ohio Higher Educational Fac. Commission, 4.000%, 02/01/41	114,459
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	579,048
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 04/01/36	560,296
250,000	Ohio Higher Educational Fac. Commission, 5.000%, 11/01/39	309,989
290,000	Ohio Higher Educational Fac. Commission Ser A, 4.000%, 12/01/35	331,933
265,000	Ohio Higher Educational Fac. Commission Ser C, 5.000%, 05/01/33	300,810
500,000	Ohio State University (The) Ser A, 4.000%, 12/01/32	548,629
525,000	Ohio State University (The) Ser A, 4.000%, 12/01/33	574,984
150,000	Ohio Univ. Ser A, 5.000%, 12/01/32	180,478
500,000	Polaris Career Center COP, 5.000%, 11/01/35	585,435
390,000	Port of Greater Cincinnati Development Auth., 4.000%, 12/01/32	460,308
300,000	Port of Greater Cincinnati Development Auth. Ser A, 4.000%, 04/01/33	344,687
1,000,000	State of Ohio, 4.000%, 01/01/40	1,159,145
400,000	State of Ohio, 4.000%, 11/15/40	445,890
1,000,000	State of Ohio Ser A, 5.000%, 12/01/36	1,253,685
1,060,000	State of Ohio EDR, 4.750%, 12/01/32	1,063,309
375,000	Univ. of Akron (The) Ser A, 5.000%, 01/01/28	417,101
1,000,000	Univ. of Cincinnati Ser A, 5.000%, 06/01/37	1,224,848
160,000	Warren County, OH Ser A, 4.000%, 07/01/39	179,109
1,000,000	Wright State Univ. Ser A, 5.000%, 05/01/31	1,002,828
	Total Fixed Rate Revenue Bonds	$29,005,762
	Pre-refunded/Escrowed to Maturity(A) — 18.9%
345,000	Bowling Green CSD UTGO, 5.000%, 12/01/34	409,395
750,000	Brecksville-Broadview Heights CSD UTGO Pre-refunded @ 100, 5.000%, 12/01/38	845,511
2,000,000	Cincinnati, OH EDR Ser U, 5.000%, 11/01/33	2,056,164
475,000	Cincinnati, OH, Water System Rev. Pre-refunded @ 100, 5.000%, 12/01/35	573,482
Principal Amount		Market Value

$ 265,000	Cleveland Department of Public Utilities Division of Water Ser Y, 4.000%, 01/01/34	$ 292,030
500,000	Cuyahoga County, OH, 5.000%, 12/01/34	584,972
1,000,000	Hamilton County, OH Pre-refunded @ 100, 5.250%, 06/01/32	1,058,738
1,000,000	Kent State Univ. Pre-refunded @ 100, 4.500%, 05/01/32	1,047,029
250,000	Lakewood CSD UTGO Pre-refunded @ 100, 5.000%, 11/01/33	269,157
650,000	Montgomery County, OH Pre-refunded @ 100, 5.250%, 05/01/29	725,281
350,000	Montgomery County, OH Pre-refunded @ 100, 5.250%, 05/01/29	391,808
1,000,000	Toledo CSD UTGO, 5.000%, 12/01/32	1,127,348
	Total Pre-refunded/Escrowed to Maturity	$9,380,915
	General Obligation Bonds – 18.3%
400,000	Athens CSD UTGO Ser A, 4.000%, 12/01/40	464,774
500,000	Cuyahoga County, OH LTGO Ser A, 3.000%, 12/01/35	548,059
500,000	Dublin, OH LTGO Ser A, 5.000%, 12/01/35	628,819
500,000	Greene County Vocational School District UTGO, 4.000%, 12/01/37	581,279
1,000,000	Hamilton County, OH LTGO Ser A, 5.000%, 12/01/37	1,229,853
500,000	Lakewood, OH LTGO, 5.000%, 12/01/36	606,803
300,000	Lexington LSD UTGO Ser A, 4.000%, 10/01/39	353,028
830,000	Licking Heights LSD UTGO, 6.400%, 12/01/28	1,032,949
435,000	Miami Trace LSD UTGO, 5.000%, 12/01/35	512,852
700,000	Miami Valley Career Technology Center UTGO, 4.000%, 12/01/34	821,306
200,000	Milford Exempt Village School District UTGO, 5.000%, 12/01/35	233,438
500,000	Three Rivers LSD UTGO, 5.000%, 12/01/34	574,763
1,000,000	Toledo, OH, LTGO, 4.000%, 12/01/35	1,166,751
300,000	Upper Arlington, OH LTGO, 4.000%, 12/01/32	337,942
	Total General Obligation Bonds	$9,092,616
	Variable Rate Demand Notes(B)(C)(D) — 3.4%
1,000,000	Allen County, OH, Hospital Fac. Rev. Ser C, 0.060%, 06/01/34	1,000,000
700,000	Ohio Higher Educational Fac. Commission Ser B, 0.070%, 01/01/39	700,000
	Total Variable Rate Demand Notes	$1,700,000
	Total Investments—98.9% (Cost $45,625,870)	$49,179,293
	Other Assets in Excess of Liabilities — 1.1%	$569,220
	Net Assets — 100.0%	$49,748,513
(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.
(C)	Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at March 31, 2021. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)
As of March 31, 2021, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of March 31, 2021, there were no investments of 10% or greater in any one issuer held by the Fund.
Portfolio Abbreviations:
COP–Certificates of Participation
CSD–City School District
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,179,293	$—	$49,179,293
Total	$—	$49,179,293	$—	$49,179,293
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Health Care — 20.8%
107,707	Addus HomeCare Corp.*	$ 11,265,075
685,646	Allscripts Healthcare Solutions, Inc.*	10,294,975
237,611	Anika Therapeutics, Inc.*	9,692,153
26,313	Bio-Techne Corp.	10,049,724
24,539	Chemed Corp.	11,283,523
132,930	Encompass Health Corp.	10,886,967
115,982	Ensign Group, Inc. (The)	10,883,751
172,180	Globus Medical, Inc. - Class A*	10,618,340
96,370	Haemonetics Corp.*	10,698,034
155,731	Integra LifeSciences Holdings Corp.*	10,759,455
68,744	ModivCare, Inc.*	10,182,361
284,535	NuVasive, Inc.*	18,654,114
76,593	Omnicell, Inc.*	9,947,133
589,794	Premier, Inc. - Class A	19,964,527
216,964	Progyny, Inc.*	9,657,067
215,059	Tactile Systems Technology, Inc.*	11,718,565
41,327	Vericel Corp.*	2,295,715
278,704	Vocera Communications, Inc.*	10,718,956
		199,570,435
	Information Technology — 19.7%
327,217	8x8, Inc.*	10,614,919
70,471	Aspen Technology, Inc.*	10,171,079
502,907	Box, Inc. - Class A*	11,546,745
377,389	Cognyte Software Ltd. (Israel)*	10,495,188
170,811	CommVault Systems, Inc.*	11,017,310
152,537	Envestnet, Inc.*	11,017,748
118,783	ExlService Holdings, Inc.*	10,709,475
98,296	J2 Global, Inc.*	11,781,759
337,648	KBR, Inc.	12,962,307
125,278	MAXIMUS, Inc.	11,154,753
326,013	Onto Innovation, Inc.*	21,422,314
108,818	Qualys, Inc.*	11,401,950
106,201	SPS Commerce, Inc.*	10,546,821
491,753	Tower Semiconductor Ltd. (Israel)*	13,788,754
230,706	Verint Systems, Inc.*	10,494,816
140,445	WNS Holdings Ltd. (India) ADR*	10,173,836
		189,299,774
	Industrials — 19.7%
163,383	Arcosa, Inc.	10,634,599
112,813	ASGN, Inc.*	10,766,873
122,763	Clean Harbors, Inc. *	10,319,458
124,546	Crane Co.	11,696,115
89,235	Curtiss-Wright Corp.	10,583,271
121,656	Forward Air Corp.	10,804,269
737,619	Great Lakes Dredge & Dock Corp.*	10,754,485
287,095	Herman Miller, Inc.	11,813,959
124,141	ITT, Inc.	11,285,658
560,766	JELD-WEN Holding, Inc.*	15,527,611
77,266	John Bean Technologies Corp.	10,302,648
163,600	Mercury Systems, Inc.*	11,558,340
120,120	Quanta Services, Inc.	10,568,158
54,001	RBC Bearings, Inc.*	10,625,777
236,217	Rexnord Corp.	11,123,459
184,449	SkyWest, Inc.	10,048,781
87,843	Woodward, Inc.	10,596,501
		189,009,962
	Consumer Discretionary — 15.6%
533,552	American Eagle Outfitters, Inc.	15,601,060
423,908	Aritzia, Inc. (Canada)*	9,849,697
189,700	Foot Locker, Inc.	10,670,625
Shares		Market Value

	Consumer Discretionary — (Continued)
73,492	Fox Factory Holding Corp.*	$ 9,337,894
195,764	frontdoor, Inc.*	10,522,315
97,885	Grand Canyon Education, Inc.*	10,483,483
116,038	Malibu Boats, Inc.*	9,245,908
110,084	Oxford Industries, Inc.	9,623,543
227,305	Skyline Champion Corp.*	10,287,824
278,059	Steven Madden Ltd.	10,360,478
107,000	Texas Roadhouse, Inc.	10,265,580
52,761	TopBuild Corp.*	11,049,736
577,399	Tri Pointe Homes, Inc.*	11,755,844
249,443	Zumiez, Inc.*	10,701,105
		149,755,092
	Financials — 9.7%
85,745	Evercore, Inc. - Class A	11,296,046
885,069	FNB Corp.	11,240,376
160,539	Glacier Bancorp, Inc.	9,163,566
559,741	Old National Bancorp	10,825,391
228,011	Pacific Premier Bancorp, Inc.	9,904,798
225,633	PROG Holdings, Inc.	9,767,653
592,200	Umpqua Holdings Corp.	10,393,110
177,859	Webster Financial Corp.	9,801,810
115,509	Western Alliance Bancorp	10,908,670
		93,301,420
	Real Estate — 6.7%
162,700	Agree Realty Corp. REIT	10,951,337
867,577	Corporate Office Properties Trust REIT	22,843,303
497,481	Healthcare Realty Trust, Inc. REIT	15,083,624
472,599	STAG Industrial, Inc. REIT	15,884,052
		64,762,316
	Communication Services — 3.4%
422,646	Cargurus, Inc.*	10,071,654
178,503	Cogent Communications Holdings, Inc.	12,273,867
514,724	QuinStreet, Inc.*	10,448,897
		32,794,418
	Materials — 1.2%
86,467	Eagle Materials, Inc.	11,622,029
	Consumer Staples — 1.0%
513,370	Mission Produce, Inc.*	9,759,164
	Total Common Stocks	$939,874,610
	Short-Term Investment Fund — 2.3%
22,587,171	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	22,587,171
	Total Investment Securities—100.1% (Cost $650,371,521)	$962,461,781
	Liabilities in Excess of Other Assets — (0.1%)	(1,277,294)
	Net Assets — 100.0%	$961,184,487
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$939,874,610	$—	$—	$939,874,610
Short-Term Investment Fund	22,587,171	—	—	22,587,171
Total	$962,461,781	$—	$—	$962,461,781
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Value Fund – March 31, 2021 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	Financials — 22.8%
35,152	American Express Co.	$ 4,971,899
215,845	American International Group, Inc.	9,974,197
48,970	Chubb Ltd.	7,735,791
123,457	Citigroup, Inc.	8,981,497
31,928	Goldman Sachs Group, Inc. (The)	10,440,456
57,140	JPMorgan Chase & Co.	8,698,422
323,877	New York Community Bancorp, Inc.	4,087,328
46,074	Northern Trust Corp.	4,842,838
194,709	US Bancorp	10,769,355
240,604	Wells Fargo & Co.	9,400,398
20,619	Willis Towers Watson PLC	4,719,277
		84,621,458
	Industrials — 19.1%
139,414	AECOM*	8,937,832
30,162	Deere & Co.	11,284,811
42,312	General Dynamics Corp.	7,682,167
22,357	Jacobs Engineering Group, Inc.	2,890,089
56,592	JB Hunt Transport Services, Inc.	9,511,417
61,025	Quanta Services, Inc.	5,368,980
117,686	Raytheon Technologies Corp.	9,093,597
45,442	Stanley Black & Decker, Inc.	9,073,404
85,070	Westinghouse Air Brake Technologies Corp.	6,734,141
		70,576,438
	Consumer Discretionary — 14.3%
59,432	Advance Auto Parts, Inc.	10,905,177
273,018	Aramark	10,314,620
29,503	Dollar General Corp.	5,977,898
73,897	Las Vegas Sands Corp.	4,489,982
90,556	Lennar Corp. - Class A	9,166,984
47,543	Lowe's Cos., Inc.	9,041,728
23,365	Ralph Lauren Corp.	2,877,633
		52,774,022
	Health Care — 9.4%
24,401	Anthem, Inc.	8,758,739
125,658	CVS Health Corp.	9,453,251
70,026	Medtronic PLC	8,272,172
22,727	UnitedHealth Group, Inc.	8,456,035
		34,940,197
	Information Technology — 9.4%
19,412	Broadcom, Inc.	9,000,568
109,325	Cognizant Technology Solutions Corp. - Class A	8,540,469
80,340	FLIR Systems, Inc.	4,536,800
39,907	Oracle Corp.	2,800,274
33,590	QUALCOMM, Inc.	4,453,698
28,557	Texas Instruments, Inc.	5,396,987
		34,728,796
	Energy — 7.2%
66,333	Chevron Corp.	6,951,035
92,509	Hess Corp.	6,545,937
125,203	Phillips 66	10,209,052
40,560	Valero Energy Corp.	2,904,096
		26,610,120
Shares		Market Value

	Materials — 5.3%
215,289	Corteva, Inc.	$ 10,036,773
69,478	International Flavors & Fragrances, Inc.	9,699,824
		19,736,597
	Communication Services — 3.0%
100,268	Altice USA, Inc. - Class A*	3,261,718
143,295	Comcast Corp. - Class A	7,753,692
		11,015,410
	Utilities — 2.3%
51,263	Edison International	3,004,012
124,814	Exelon Corp.	5,459,364
		8,463,376
	Consumer Staples — 2.1%
148,692	Coca-Cola European Partners PLC (United Kingdom)	7,755,775
	Real Estate — 1.9%
218,316	MGM Growth Properties LLC - Class A REIT	7,121,468
	Total Common Stocks	$358,343,657
	Short-Term Investment Fund — 3.2%
11,905,132	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	11,905,132
	Total Investment Securities—100.0% (Cost $256,009,964)	$370,248,789
	Other Assets in Excess of Liabilities — 0.0%	125,557
	Net Assets — 100.0%	$370,374,346
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2021.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$358,343,657	$—	$—	$358,343,657
Short-Term Investment Fund	11,905,132	—	—	11,905,132
Total	$370,248,789	$—	$—	$370,248,789
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
March 31, 2021 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2021, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended March 31, 2021.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.